Cover	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ovintiv Inc.
Entity Central Index Key	0001792580
Entity Emerging Growth Company	false
Entity File Number	001-39191
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE